Intangible assets	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
10 Intangible assets

Changes in intangible assets
	Goodwill		Software		Other		Total
	2018	2017	2018	2017	2018	2017	2018	2017
Opening balance	816	903	648	571	5	10	1,469	1,484
Additions	202		95	72			297	72
Capitalised expenses			286	192			286	192
Amortisation			–204	–173	–5	–6	–209	–179
Impairments			–12	–30			–12	–30
Reversal of impairments
Exchange rate differences	–99	–87	–5				–104	–87
Disposals				–9				–9
Changes in the composition of the groupand other changes			59	25	52	1	111	26
Closing balance	918	816	868	648	53	5	1,839	1,469

Gross carrying amount as at 31 December	918	816	2,359	1,902	60	30	3,338	2,748
Accumulated amortisation as at 31 December			–1,487	–1,225	–5	–23	–1,492	–1,248
Accumulated impairments as at 31 December			–4	–29	–2	–2	–6	–31
Net carrying value as at 31 December	918	816	868	648	53	5	1,839	1,469

Goodwill
Goodwill is allocated to groups of cash generating units (CGUs) as follows:

Goodwill allocation to group of CGUs
	Method used forrecoverable amount	Discount rate	Long term growth rate	Goodwill	Goodwill
Group of CGU’s				2018	2017
Retail Netherlands	Values in use	6.50%	1.01%	14
Retail Belgium	Values in use	7.20%	1.01%	50	50
Retail Germany	Values in use	6.50%	1.01%	349	349
Retail Growth Markets[1,2]	Fair value less cost of disposal			231	307
Wholesale Banking[1]	Values in use	7.72%	1.32%	274	110
				918	816

  Goodwill related to Growth Countries is allocated across two groups of CGUs, EUR 230 million to Retail Growth Markets and EUR 67 million to Wholesale Banking (2017: EUR 307 million to Retail Growth Markets and EUR 90 million to Wholesale Banking).
  The fair value less cost of disposal is based on Level 1 and Level 2 inputs.

Changes in the goodwill in 2018 mainly relate to the acquisition of 75% of the shares of Payvision Holding B.V. and 90% of the shares of Makelaarsland B.V. The acquisition of Payvision and Makelaarsland resulted in a recognition of goodwill of respectively EUR 188 million, allocated to Wholesale Banking, and EUR 14 million, allocated to Retail Netherland. Other changes in goodwill of the CGU’s Wholesale Banking and Retail Growth Markets relate to changes in currency exchange rates. Reference is made to Note 48 ‘Consolidated companies and businesses acquired and divested’ for further information on the acquisitions that took place in 2018 and the goodwill recognised.

No goodwill impairment was recognised in 2018 (2017: nil).

Methodology

Several methodologies are applied to arrive at the best estimate of the recoverable amount. In line with IFRS, the recoverable amount is determined as the higher of the fair value less costs of disposal and Value in Use (VIU). Fair value less costs of disposal is based on observable share prices (Level 1 inputs in the fair value hierarchy), observable Price-to-Book multiples of relevant peer banks (Level 2), or based on a discounted free cash flow model (Level 3). The VIU calculation is based on a Dividend Discount model using four year management approved plans. When estimating the VIU of a CGU, local conditions and requirements determine the capital requirements, discount rates, and terminal growth rates. These local conditions and requirements determine the ability to upstream excess capital and profits to ING Group. The discount rate calculation includes other inputs such as equity market premium, country risk premium, and long term inflation which are based on market sources and management’s judgement. The long term growth rate for EU-countries is based on long-term risk-free rate by reference to the yield of a composite index consisting of Euro generic government bonds, with a maturity of 30 years. For other countries, the growth rate includes long term inflation rate obtained from market sources.

The recoverable amount exceeds the carrying value of the CGUs for 2018 and 2017 and therefore no impairment is required.

Sensitivity of key assumptions

Key assumptions in the goodwill impairment test model are the Price-to-Book ratios, level 1 inputs (e.g. share price of a listed subsidiary), and the local parameters for CET1, discount rate, and long term growth rates. The model was tested for sensitivity by changing the key parameters in the model to more conservative values. The sensitivity analysis did not trigger additional impairment considerations.

Software and Other intangible assets

Software, includes internally developed software amounting to EUR 624 million (2017: EUR 477 million).

In 2018, Changes in the composition of the group and other changes mainly relates to the recognition of intangible assets following the acquisition of Payvision. Reference is made to Note 48 ‘Consolidated companies and businesses acquired and divested’ for further information on the acquisitions that took place in 2018 and the assets and liabilities recognised.